Shareholder Report, Line Graph (Details) - USD ($)									12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018	Oct. 31, 2017	Jun. 30, 2025
Vert Global Sustainable Real Estate ETF
Account Value [Line Items]
Line Graph and Table Measure Name									Vert Global Sustainable Real Estate ETF NAV
Accumulated Value	$ 11,656	$ 10,462	$ 10,880	$ 12,421	$ 9,220	$ 10,865	$ 10,189	$ 10,000	$ 12,954
MSCI ACWI Net Total Return Index (USD) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									MSCI ACWI Net Total Return Index (USD)
Accumulated Value	18,175	15,225	13,065	15,508	11,136	10,905	10,313	10,000	$ 21,114
S&P Global REIT (US Dollar) Net Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									S&P Global REIT (US Dollar) Net Total Return Index
Accumulated Value	$ 11,687	$ 11,120	$ 11,466	$ 12,827	$ 9,514	$ 11,314	$ 10,397	$ 10,000	$ 12,850